UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21504

Advent/Claymore Enhanced Growth & Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert White, Treasurer

1065 Avenue of the Americas, New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 479-0675

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SemiAnnual Report

April 30, 2007
(Unaudited)

Advent/Claymore Enhanced Growth & Income Fund

LCM

ADVENT CAPITAL MANAGEMENT

CLAYMORE®

LCM | Advent/Claymore Enhanced Growth & Income Fund

Fund Summary | As of April 30, 2007 (unaudited)

Fund Statistics

Share Price	$19.93
Common Share Net Asset Value (“NAV”)	$20.36
Premium/Discount to NAV	-2.11%
Net Assets ($ 000)	$276,990

Total Returns

(Inception 1/31/05)	Market	NAV
Six-Month - non-annualized	10.58%	9.25%
One Year	24.03%	12.36%
Since Inception - average annual	7.98%	10.87%

Top Ten Industries	% of Total Investments
Telecommunications	11.7%
Oil and Gas	9.5%
Health Care Products and Services	7.7%
Electronic Equipment and Components	7.5%
Retail - Specialty Stores	6.5%
Special Purpose Entity	5.8%
Pharmaceuticals	5.2%
Automotive	4.9%
Leisure and Entertainment	4.7%
Financial Services	4.5%

Top Ten Holdings	% of Total Investments
Dow Jones CDX HY	4.7%
Peabody Energy Corp.	2.4%
Suzuki Motor Corp.	2.3%
Lucent Technologies Capital Trust I	2.3%
Caterpillar, Inc.	1.8%
Level 3 Communications, Inc.	1.8%
Vallourec SA	1.7%
Best Buy Co., Inc.	1.7%
3M Co.	1.6%
Roche Holding AG	1.6%

Past performance does not guarantee future results. Portfolio information subject to change daily.

Share Price & NAV Performance

Portfolio Composition (% of Total investments)

2 | SemiAnnual Report | April 30, 2007

LCM | Advent/Claymore Enhanced Growth & Income Fund

Portfolio of Investments | April 30, 2007 (unaudited)

Number of Shares		Value
	Common Stocks – 65.7%
	Aerospace & Defense – 0.6%
50,000	AAR Corp. (a)(b)	$1,527,000

	Aluminum, Steel and Other Metals – 2.9%
50,000	Freeport-McMoRan Copper & Gold, Inc., Class B (a)(c)	3,358,000
17,200	Vallourec SA (France)	4,741,687

		8,099,687

	Automotive – 2.6%
25,000	Group 1 Automotive, Inc. (a)	1,025,000
220,000	Suzuki Motor Corp. (Japan)	6,295,971

		7,320,971

	Biotechnology – 2.1%
50,000	Amgen, Inc. (a)(b)	3,207,000
30,000	Genzyme Corp. (a)(b)	1,959,300
60,000	Isis Pharmaceuticals, Inc. (a)(b)(c)	613,800

		5,780,100

	Commercial Services – 2.1%
784,854	China CITIC Bank (China) (b)(d)	588,045
60,850	Heidelberger Druckmaschinen AG (Germany)	2,892,458
50,000	USG People NV (Netherlands)	2,288,003

		5,768,506

	Computers – 0.5%
15,000	Apple, Inc. (a)(b)	1,497,000

	Diversified Manfacturing Operations – 1.6%
55,000	3M Co. (a)	4,552,350

	Electronic Equipment and Components – 4.6%
111,000	Coherent, Inc. (a)(b)	3,484,290
70,000	Hamamatsu Photonics K.K. (Japan)	2,032,551
375,000	NEC Tokin Corp. (Japan)	1,653,697
450,000	RF Micro Devices, Inc. (a)(b)	2,812,500
25,000	SanDisk Corp. (a)(b)	1,086,250
45,000	Texas Instruments, Inc. (a)	1,546,650

		12,615,938

	Financial Services – 3.3%
99,000	CapitalSource, Inc.-REIT (a)	2,551,230
150,000	E*Trade Financial Corp. (a)(b)(c)	3,312,000
25,000	Fortis (Belgium)	1,131,378
200,000	Man Group PLC (United Kingdom) (a)	2,259,828

		9,254,436

	Health Care Products and Services – 6.1%
165,000	American Medical Systems Holdings, Inc. (a)(b)	2,925,450
324,000	Hengan International Group Co., Ltd. (Cayman Islands)	1,035,640
30,000	Johnson & Johnson (a)	1,926,600
40,000	Manor Care, Inc. (a)	2,595,600
84,500	Omnicare, Inc. (a)(b)(c)	2,802,865
80,000	Quest Diagnostics, Inc. (a)	3,911,200
40,000	ResMed, Inc. (a)(b)	1,690,400

		16,887,755

	Internet – 1.9%
120,000	Symantec Corp. (a)(b)	2,112,000
110,000	Yahoo!, Inc. (a)(b)(c)	3,084,400

		5,196,400

	Investment Banking & Brokerage – 0.8%
25,000	Merrill Lynch & Co., Inc. (a)	2,255,750

	Leisure and Entertainment – 3.3%
586,000	First Choice Holidays PLC (United Kingdom)	3,389,752
90,000	International Game Technology (a)	3,432,600
140,000	Shuffle Master, Inc. (a)(b)	2,384,200

		9,206,552

	Machinery and Equipment – 2.7%
70,000	Caterpillar, Inc. (a)	5,083,400
19,400	SMC Corp. (Japan)	2,501,602

		7,585,002

	Mining – 2.0%
100,000	Gold Fields Ltd. ADR (South Africa) (a)	1,797,000
70,000	Xstrata PLC (United Kingdom)	3,697,119

		5,494,119

	Oil and Gas – 6.8%
80,000	Crescent Point Energy Trust (Canada)	1,368,140
75,000	Fugro NV (Nertherlands)	4,095,273
80,000	Halliburton Co.	2,541,600
40,000	Harvest Energy Trust (Canada)	1,110,799
10,000	Hornbeck Offshore Services, Inc. (a)(b)	316,300
200,000	Ocean Rig ASA (Norway)(b)	1,355,225
75,000	Petro-Canada (Canada) (a)	3,324,750
40,000	Sunoco, Inc. (a)	3,021,200
20,000	Transocean, Inc. (Cayman Islands) (a)(b)	1,724,000

		18,857,287

	Pharmaceuticals – 5.2%
55,000	Cubist Pharmaceuticals, Inc. (a)(b)	1,179,750
65,000	Medicis Pharmceutical Corp., Class A (a)	1,976,000
140,000	Mylan Laboratories, Inc. (a)	3,070,200
24,000	Roche Holding AG (Switzerland)	4,538,659
45,000	Sepracor, Inc. (a)(b)	2,415,600
20,000	United Therapeutics Corp. (a)(b)	1,118,200

		14,298,409

	Real Estate and Development – 1.9%
2,560,000	Shanghai Forte Land Co., Ltd., Class H (China)	1,175,055
150,000	Shoei Co., Ltd. (Japan)	4,192,293

		5,367,348

See notes to financial statements.

SemiAnnual Report | April 30, 2007 | 3

LCM | Advent/Claymore Enhanced Growth & Income Fund | Portfolio of Investments (unaudited) continued

Number of Shares		Value
	Retail – Specialty Stores – 6.5%
100,000	Best Buy Co., Inc. (a)	$4,665,000
40,000	Dick’s Sporting Goods, Inc. (a)(b)	2,243,600
100,000	Don Quijote Co., Ltd. (Japan)	1,820,008
120,000	Izumi Co., Ltd. (Japan)	2,088,616
60,000	KarstadtQuelle AG (Germany) (b)	2,317,345
259,400	Marui Co., Ltd. (Japan)	3,095,305
39,000	The Pantry, Inc. (a)(b)	1,754,610

		17,984,484

	Telecommunications – 7.6%
60,000	Amdocs, Ltd. (Guernsey) (a)(b)	2,205,000
111,000	Comcast Corp., Class A (a)(b)	2,959,260
200,000	Comverse Technology, Inc. (a)(b)	4,536,000
35,000	EchoStar Communications Corp. (a)(b)	1,628,550
300,000	Level 3 Communications, Inc. (b)	1,668,000
30,000	Millicom International Cellular SA (Luxemburg) (a)(b)	2,437,500
200,000	Motorola, Inc. (a)(c)	3,466,000
26,000	Orascom Telecom Holding SAE GDR (Egypt)	1,794,616

		20,694,926

	Telecommunications Equipment – 0.6%
125,000	Alcatel-Lucent ADR (France) (a)	1,656,250

	Total Common Stocks - 65.7% (Cost $176,577,953)	181,900,270

	Convertible Preferred Stocks – 8.8%
	Automotive – 2.2%
100,000	Ford Motor Co. Capital Trust II, 6.50%, 2032 (a)	3,580,000
125,000	General Motors Corp., 5.25%, 2032 (a)	2,620,000

		6,200,000

	Communications Equipment – 2.3%
6,000	Lucent Technologies Capital Trust I., 7.75%, 2017	6,251,250

	Financial Services – 1.1%
40,896	BankUnited Financial Corp., 6.75%, 2010 (a)	1,997,770
22,573	Lehman Brothers Holdings, Inc., 3.00%, 2008	1,186,662

		3,184,432

	Mining – 1.6%
40,000	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010 (a)	4,341,600

	Oil and Gas – 1.6%
15,500	Chesapeake Energy Corp., 6.25%, 2009 (a)	4,372,938

	Total Convertible Preferred Stocks – 8.8% (Cost $22,786,475)	24,350,220

Principal Amount		Value
	Corporate Bonds – 14.7%
	Building Products and Services – 0.9%
$2,500,000	US Concrete, Inc., B-
	8.375%, 4/01/14, Senior Subordinated Notes	$2,546,875

	Computers – Software and Peripherals – 1.4%
3,500,000	SunGard Data Systems, Inc., B-
	10.25%, 8/15/15, Senior Subordinated Notes	3,850,000

	Electronic Equipment and Components – 2.9%
4,000,000	Freescale Semiconductor, Inc., B
	8.875%, 12/15/14, Senior Notes (d)	4,005,000
4,000,000	Spansion LLC, B
	11.25%, 1/15/16, Senior Notes (d)	4,140,000

		8,145,000

	Health Care Products and Services – 1.0%
2,500,000	Hanger Orthopedic Group, Inc., CCC+
	10.25%, 6/01/14, Senior Notes	2,681,250

	Leisure and Entertainment – 1.4%
3,500,000	TDS Investor Corp., CCC+
	9.875%, 9/01/14, Senior Notes (d)	3,745,000

	Oil and Gas – 1.1%
3,000,000	Ocean Rig ASA, NR
	9.36%, 4/04/11, Senior Notes (Norway) (d)(e)	2,992,500

	Special Purpose Entity – 4.6%
12,150,000	Dow Jones CDX HY, Ser. 3-4, NR
	10.50%, 12/29/09 (d)	13,076,438

	Telecommunications – 0.6%
1,500,000	Charter Communications, Class A, NR
	11.00%, 10/01/15, Senior Notes	1,590,000

	Utilities – 0.8%
2,000,000	AES Dominicana Energia Finance SA, B-
	11.00%, 12/13/15, Senior Notes (Cayman Islands)	2,155,000

	Total Corporate Bonds –14.7% (Cost $38,862,389)	40,782,063

See notes to financial statements.

4 | SemiAnnual Report | April 30, 2007

LCM | Advent/Claymore Enhanced Growth & Income Fund | Portfolio of Investments (unaudited) continued

Principal Amount		Value
	Convertible Bonds – 10.5%
	Chemicals – 1.4%
$2,000,000	Bayer Capital Corp. BV, BBB-
	6.625%, 6/01/09, Subordinated Convertible Debentures (Netherlands)	$3,843,136

	Diversified Manufactured Operations – 1.2%
1,500,000	Siemens Finance, AA-
	1.375%, 6/04/10, Senior Unsubordinated
	Convertible Debentures (Netherlands)	3,259,802

	Health Care Products and Services – 0.6%
2,000,000	Omnicare, Inc., BB+
	3.25%, 12/15/35, Senior Convertible Notes (a)	1,660,000

	Music – 0.9%
1,500,000	EMI Group Finance PLC, BB-
	5.25%, 10/02/10, Unsecured Unsubordinated Convertible Bond (United Kingdom)	2,486,432

	Special Purpose Entity – 1.0%
1,000,000	Conti-Gummi Finance BV, BBB+
	1.625%, 5/19/11, Senior Convertible Notes (Netherlands)	2,855,794

	Telecommunications – 3.0%
3,500,000	ADC Telecommunications, Inc., NR
	5.73%, 6/15/13, Subordinated Convertible Notes (a)(e)	3,425,625
5,000,000	Level 3 Communications, Inc., CCC
	6.00%, 9/15/09, Subordinated Convertible Notes (a)	4,943,750

		8,369,375

	Utilities – Gas and Electric – 2.4%
6,000,000	Peabody Energy Corp., B
	4.75%, 12/15/66, Subordinated Convertible Debentures (a)	6,517,500

	Total Convertible Bonds – 10.5% (Cost $26,065,587)	28,992,039

	Total Investments – 99.7% (Cost $264,292,404)	276,024,592
	Other assets in excess of liabilities - 0.8%	2,464,791
	Total Options Written - (0.5%)	(1,499,270)

	Net Assets – 100.0%	$276,990,113

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

(a)	All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(b)	Non-income producing security.

(c)	All or a portion of these securities with an aggregate market value of $10,915,100 have been physically segregated to collateralize written call options.

(d)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to 10.3% of net assets.

(e)	Variable rate or floating security. The rate shown is as of April 30, 2007.

Ratings shown are per Standard & Poor’s. Securities classified as NR are not rated by Standard & Poor’s.

Contracts (100 shares per contract)	Call Options Written(a)	Expiration Date	Exercise Price	Market Value
100	3M Co.	July 2007	$85.00	$16,000
100	AAR Corp.	May 2007	30.00	12,250
200	ADC Telecommunications, Inc.	May 2007	15.00	70,000
100	Alcatel-Lucent ADR	June 2007	15.00	1,000
100	Amdocs, Ltd.	July 2007	40.00	6,000
150	American Medical Systems Holdings, Inc.	August 2007	20.00	8,250
100	Amgen, Inc.	July 2007	67.50	18,000
100	Apple, Inc.	May 2007	95.00	54,000
50	Apple, Inc.	May 2007	100.00	10,000
10	BankUnited Financial Corp.	June 2007	22.50	1,050
100	Best Buy Co., Inc.	June 2007	60.00	500
90	CapitalSource, Inc.	June 2007	25.00	12,375
400	Caterpillar, Inc.	May 2007	70.00	145,200
100	Chesapeake Energy Corp.	June 2007	35.00	8,000
30	Coherent, Inc.	May 2007	30.00	5,700
150	Comcast Corp., Class A	May 2007	27.50	4,500
100	Comverse Technology, Inc.	July 2007	20.00	32,000
130	Cubist Pharmaceuticals, Inc.	May 2007	20.00	23,725
120	Cubist Pharmaceuticals, Inc.	June 2007	22.50	10,800
400	Dick’s Sporting Goods, Inc.	June 2007	55.00	124,000
500	E*Trade Financial Corp.	June 2007	22.50	45,000
100	EchoStar Communications Corp.	May 2007	45.00	26,500
50	EchoStar Communications Corp.	June 2007	45.00	15,000
100	Ford Motor Co. Capital Trust II	June 2007	10.00	500
600	Freeport-McMoRan Copper & Gold, Inc.	May 2007	65.00	192,000
100	General Motors Corp.	June 2007	40.00	750
10	Genzyme Corp.	May 2007	65.00	1,300
100	Genzyme Corp.	June 2007	67.50	11,000
500	Gold Fields Ltd. ADR	July 2007	20.00	30,000
50	Group 1 Automotive, Inc.	May 2007	45.00	1,000
100	Hornbeck Offshore Services, Inc.	May 2007	30.00	21,500
100	International Game Technology	July 2007	45.00	3,500
200	Isis Pharmaceuticals, Inc.	June 2007	10.00	17,000
10	Johnson & Johnson	May 2007	65.00	450
100	Level 3 Communications, Inc.	June 2007	7.50	500
100	Man Group PLC	June 2007	5.60	61,995
10	Manor Care, Inc.	May 2007	55.00	10,050
50	Medicis Pharmceutical Corp., Class A	June 2007	35.00	1,000
50	Merrill Lynch & Co., Inc.	June 2007	95.00	5,250
300	Millicom International Cellular SA	May 2007	90.00	4,500
100	Motorola, Inc.	July 2007	22.50	1,000
80	Mylan Laboratories, Inc.	July 2007	22.50	6,800
100	Omnicare, Inc.	June 2007	45.00	500
90	The Pantry, Inc.	June 2007	50.00	3,825
100	Peabody Energy Corp.	June 2007	55.00	5,000

See notes to financial statements.

SemiAnnual Report | April 30, 2007 | 5

LCM | Advent/Claymore Enhanced Growth & Income Fund | Portfolio of Investments (unaudited) continued

Contracts (100 shares per contract)	Call Options Written(a)	Expiration Date	Exercise Price	Market Value
100	Petro-Canada	June 2007	$45.00	$14,000
100	Quest Diagnostics, Inc.	May 2007	55.00	500
50	ResMed, Inc.	June 2007	45.00	4,500
250	RF Micro Devices, Inc.	August 2007	7.50	5,000
200	SanDisk Corp.	May 2007	42.50	35,000
200	Sepracor, Inc.	May 2007	52.50	62,000
100	Shuffle Master, Inc.	May 2007	30.00	500
200	Sunoco, Inc.	May 2007	70.00	124,000
200	Sunoco, Inc.	May 2007	75.00	52,000
100	Symantec Corp.	May 2007	20.00	2,000
100	Texas Instruments, Inc.	July 2007	35.00	13,800
100	Transocean, Inc.	June 2007	85.00	45,000
100	Transocean, Inc.	June 2007	90.00	23,000
100	United Therapeutics Corp.	August 2007	55.00	59,000
100	United Therapeutics Corp.	August 2007	60.00	25,000
10	UnitedHealth Group, Inc.	June 2007	60.00	200
100	Yahoo!, Inc.	June 2007	30.00	4,500

	Total Call Options Written
	(Premiums received $ 1,039,756)			$1,499,270

(a)	Non-income producing security.

See notes to financial statements.

6 | SemiAnnual Report | April 30, 2007

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of Assets and Liabilities | April 30, 2007 (unaudited)

Assets
Investments, at value (cost $ 264,292,404)	$276,024,592
Foreign currency, at value (cost $ 675,748)	677,966
Cash	4,308,728
Dividends and interest receivable	1,841,152
Receivable for securities sold	226,997

Total assets	283,079,435

Liabilities
Payable for securities purchased	4,118,591
Options written, at value (premiums received of $ 1,039,756)	1,499,270
Investment Management fee payable	114,952
Investment Advisory fee payable	110,445
Accrued expenses and other liabilities	246,064

Total liabilities	6,089,322

Net Assets	$276,990,113

Composition of Net Assets
Common stock, $0.001 par value per share; unlimited number of shares authorized,
13,603,025 shares issued and outstanding	$13,603
Additional paid-in capital	259,265,272
Accumulated net realized gain on investments, options and foreign currency transactions	14,738,348
Accumulated net unrealized appreciation on investments, options and foreign currency translation	11,286,761
Accumulated undistributed net investment income	(8,313,871)

Net Assets	$276,990,113

Net Asset Value (based on 13,603,025 common shares outstanding)	$20.36

See notes to financial statements.

SemiAnnual Report | April 30, 2007 | 7

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of Operations | For the six months ended April 30, 2007 (unaudited)

Investment Income
Interest	$2,346,416
Dividends (net of foreign witholding taxes of $ 40,781)	1,826,704

Total income		$4,173,120

Expenses
Investment Management fee	675,461
Investment Advisory fee	648,972
Trustees’ fees and expenses	86,580
Professional fees	78,906
Custodian fee	59,554
Fund accounting	42,055
Administration fee	41,365
Printing expense	37,027
Insurance	29,000
Transfer agent fee	19,035
NYSE listing fee	12,429
Miscellaneous	5,935

Total expenses		1,736,319

Net investment income		2,436,801

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		13,484,720
Options		1,090,904
Foreign currency transactions		(168,555)
Net change in unrealized appreciation (depreciation) on:
Investments		6,262,313
Options		642,994
Foreign currency translation		18,008

Net gain on investments, options and foreign currency transactions		21,330,384

Net Increase in Net Assets Resulting from Operations		$23,767,185

See notes to financial statements.

8 | SemiAnnual Report | April 30, 2007

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of Changes in Net Assets |

	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006
Increase in Net Assets from Operations
Net investment income	$2,436,801	$7,923,002
Net realized gain on investments, options and foreign currency transactions	14,407,069	11,600,592
Net change in unrealized appreciation on investments, options and foreign currency translation	6,923,315	14,503,726

Net increase in net assets resulting from operations	23,767,185	34,027,320

Distributions to Common Shareholders from
Net investment income	(10,864,192)	(21,728,384)

Capital Share Transactions
Reinvestment of dividends	439,291	—

Net increase from capital share transactions	439,291	—

Total increase in net assets	13,342,284	12,298,936

Net Assets
Beginning of year	263,647,829	251,348,893

End of period (including distributions in excess of net investment income of ($8,313,871) and $113,520, respectively)	$276,990,113	$263,647,829

See notes to financial statements.

SemiAnnual Report | April 30, 2007 | 9

LCM | Advent/Claymore Enhanced Growth & Income Fund

Financial Highlights |

Per share operating performance for a common share outstanding throughout the period	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006	For the Period January 31, 2005* through October 31, 2005
Net asset value, beginning of period	$19.41		$18.51	$19.10	(a)
Income from investment operations
Net investment income(b)	0.18		0.58	0.47
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.57		1.92	(0.22)

Total from investment operations	1.75		2.50	0.25

Common shares’ offering expenses charged to paid-in capital	—		—	(0.04)

Distributions to Common Shareholders
Net investment income	(0.80)		(1.60)	(0.80)

Net asset value, end of period	$20.36		$19.41	$18.51

Market value, end of period	$19.93		$18.78	$16.83

Total investment return(c)
Net asset value	9.25%		14.11%	1.12%
Market value	10.58%		22.20%	-12.08%
Ratios and supplemental data
Net assets, end of period (thousands)	$276,990		$263,648	$251,349
Ratio of net expenses to average net assets	1.31	%(d)	1.29%	1.38	%(d)
Ratio of net investment income to average net assets	1.84	%(d)	3.09%	3.37	%(d)
Portfolio turnover rate	88%		415%	246%

*	Commencement of investment operations.

(a)	Before deduction of offering expenses charged to capital.

(b)	Based on average shares outstanding during the period.

(c)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

See notes to financial statements.

10 | SemiAnnual Report | April 30, 2007

LCM | Advent/Claymore Enhanced Growth & Income Fund

Notes to Financial Statements | April 30, 2007 (unaudited)

Note 1 – Organization:

Advent/Claymore Enhanced Growth & Income Fund (the “Fund”) was organized as a Delaware statutory trust on January 30, 2004. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Fund’s primary investment objective is to provide current income and current gains from trading in securities, with a secondary objective of long-term capital appreciation. The Fund will pursue its investment objectives by investing its assets in dividend and interest paying equity securities, convertible securities and non-convertible high-yield securities. Also, in pursuit of the Fund’s primary investment objective, the Fund intends to engage in an option strategy of writing (selling) covered call options on at least 50% of the securities held in the portfolio. There can be no assurance the Fund will achieve its investment objectives.

Note 2 – Accounting Policies:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of Investments

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the closing bid prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and asked prices on the primary exchange on which they are traded. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on corporate debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange realized gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt is shown as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, is shown as unrealized appreciation (depreciation) on foreign currency translation.

(d) Covered Call Options

The Fund will pursue its primary objective by employing an option strategy of writing (selling) covered call options on at least 50% of the securities held in the portfolio of the Fund. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the

SemiAnnual Report | April 30, 2007 | 11

LCM | Advent/Claymore Enhanced Growth & Income Fund | Notes to Financial Statements (unaudited) continued

premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.

(e) Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to change in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchases and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

Risk may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.

(f) Distributions to Shareholders

The Fund declares and pays quarterly dividends to common shareholders. These dividends consist of investment company taxable income, which generally includes qualified dividend income, ordinary income and short-term capital gains. Any net realized long-term gains are distributed annually to common shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Note 3 – Investment Advisory Agreement, Investment Management Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement (the “Agreement”) between Claymore Advisors, LLC (the “Adviser”) and the Fund, the Adviser furnishes offices, necessary facilities and equipment, provides administrative services to the Fund, oversees the activities of Advent Capital Management, LLC (the “Investment Manager”), provides personnel and pays the compensation of all Trustees and Officers of the Fund who are its affiliates. As compensation for these services, the Fund pays the Adviser an annual fee, payable monthly in arrears, at an annual rate equal to 0.49% of the average Managed Assets during such month. Managed Assets means the total of assets of the Fund (including any assets attributable to any preferred shares or otherwise attributable to the use of financial leverage, if any) less the sum of accrued liabilities.

Pursuant to an Investment Management Agreement between the Investment Manager and the Fund, the Fund has agreed to pay the Investment Manager an annual fee, payable monthly in arrears, at an annual rate equal to 0.51% of the average Managed Assets during such month for the services and facilities provided by the Investment Manager to the Fund. These services include the day-to-day management of the Fund’s portfolio of securities, which includes buying and selling securities for the Fund and investment research. The investment Manager also provides personnel to the Fund and pays the compensation of all Trustees and Officers of the Fund who are its affiliates.

The Bank of New York (“BNY”) acts as the Fund’s custodian, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund’s assets. As administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund. Fimat USA, LLC and Credit Suisse First Boston act as the Fund’s custodian for covered call options.

Certain Officers and Trustees of the Fund are also Officers and Directors of the Adviser or investment Manager. The Fund does not compensate its Officers or Trustees who are Officers of the aforementioned firms.

12 | SemiAnnual Report | April 30, 2007

LCM | Advent/Claymore Enhanced Growth & Income Fund | Notes to Financial Statements (unaudited) continued

Note 4 – Federal Income Taxes:

The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

At April 30, 2007, the cost and related gross unrealized appreciation and depreciation, excluding written options and foreign currency translations are as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments	Net Tax Unrealized Depreciation on Derivatives and Foreign Currency
$264,985,467	$16,976,820	$(5,937,695)	$11,039,125	$(444,113)

For the year ended October 31, 2006, the tax character of distributions paid, as reflected in the Statement of Changes in Net Assets of $21,728,384 was ordinary income. The final determination of the source of the 2007 distributions for tax purposes will be made after the end of the Fund’s fiscal year and will be reported to shareholders in January 2008 on Form 1099-DIV.

Note 5 – Investments in Securities:

For the six months ended April 30, 2007, purchases and sales of investments, excluding options and short-term securities, were $232,645,455 and $228,202,362, respectively.

The Fund entered into written option contracts during the six months ended April 30, 2007. Details of the transactions were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of year	15,143	$2,055,047

Options written during the period	22,535	2,731,337
Options expired during the period	(12,884)	(1,325,384)
Options closed during the period	(5,065)	(577,968)
Options assigned during the period	(11,389)	(1,843,276)

Options outstanding, end of period	8,340	$1,039,756

Note 6 – Derivatives:

At April 30, 2007 there were no outstanding forward exchange currency contracts.

Note 7 – Capital:

Common Shares

The Fund has an unlimited amount of common shares, $0.001 par value, authorized and 13,603,025 issued and outstanding. In connection with the Fund’s dividend reinvestment plan, the Fund issued 22,785 and 0 shares, respectively, during the six months ended April 30, 2007 and the year ended October 31, 2006.

Note 8 – Indemnifications:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Subsequent Event:

On May 1, 2007, the Board of Trustees declared a quarterly dividend of $0.40 per common share. This dividend was payable on May 31, 2007 to shareholders of record on May 15, 2007.

Note 10 – Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

SemiAnnual Report | April 30, 2007 | 13

LCM | Advent/Claymore Enhanced Growth & Income Fund

Supplemental Information | (unaudited)

Trustees

The Trustees of the Advent/Claymore Enhanced Growth & Income Fund and their principal occupations during the past five years:

Name, Address, Year of Birth and Position(s) Held with Registrant	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees:

Daniel Black+ Year of birth: 1960 Trustee	Since 2005	Partner, the Wicks Group of Cos., LLC (2001-present). Formerly, Managing Director and Co-head of the Merchant Banking Group at BNY Capital Markets, a division of The Bank of New York Co., Inc. (1998-2003).	2	None.

Randall C. Barnes++ Year of birth: 1951 Trustee	Since 2005	Formerly, Senior Vice President, Treasurer (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development (1987-1990) of PepsiCo, Inc. (1987-1997).	33	None.

Derek Medina+ Year of birth: 1966 Trustee	3 years/since inception	Vice President, Business Affairs and News Planning at ABC News (2003-present). Formerly, Executive Director, Office of the President at ABC News (2000-2003). Former Associate at Cleary Gottlieb Steen & Hamilton (law firm) (1995-1998). Former associate in Corporate Finance at J.P. Morgan/ Morgan Guaranty (1988-1990).	2	Director of Young Scholar’s Institute.

Ronald A. Nyberg++ Year of birth: 1953 Trustee	3 years/since inception	Principal of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	36	None.

Gerald L. Seizert, CFP+ Year of birth: 1952 Trustee	3 years/since inception	Chief Executive Officer of Seizert Capital Partners, LLC, where he directs the equity disciplines of the firm and serves as a co-manager of the firm’s hedge fund, Proper Associates, LLC (2000- present). Formerly, Co-Chief Executive (1998-1999) and a Managing Partner and Chief Investment Officer-Equities of Munder Capital Management, LLC (1995-1999). Former Vice President and Portfolio Manager of Loomis, Sayles & Co., L.P. (asset manager) (1984-1995). Former Vice President and Portfolio Manager at First of America Bank (1978-1984).	2	Former Director of Loomis, Sayles and Co., L.P.

Michael A. Smart+ Year of birth: 1960 Trustee	3 years/since inception	Managing Partner, Cordova, Smart & Williams LLC, Advisor First Atlantic Capital Ltd., (2001- present). Formerly, a Managing Director in Investment Banking-The Private Equity Group (1995-2001) and a Vice President in Investment Banking-Corporate Finance (1992-1995) at Merrill Lynch & Co. Founding Partner of The Carpediem Group (1991-1992). Former at Dillon, Read and Co. (investment bank) (1988-1990).	2	Director, Country Pure Foods. Chairman, Board of Directors, Berkshire Blanket, Inc. President & Chairman, Board of Directors, Sqwincher Holdings.

Interested Trustees:

Tracy V. Maitland†+ Year of birth: 1960 Trustee, President and Chief Executive Officer	3 years/since inception	President of Advent Capital Management, LLC, which he founded in 1995. Prior to June 2001, President of Advent Capital Management, a division of Utendahl Capital.	2	None.

Nicholas Dalmaso††++ Year of birth: 1965 Trustee	3 years/since inception	Senior Managing Director and General Counsel of Claymore Advisors, LLC and Claymore Securities, Inc. (2001-present). Formerly, Assistant General Counsel, John Nuveen and Co., Inc. (asset manager) (1999-2001). Former Vice President and Associate General Counsel of Van Kampen Investments, Inc. (1992-1999).	36	None.

+	Address for all Trustees noted: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018

++	Address for all Trustees noted: 2455 Corporate West Drive, Lisle, IL 60532

*	After a Trustee’s initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:

•	Messrs. Smart, Nyberg and Black, as Class I Trustees, are expected to stand for re-election at the Fund’s 2008 annual meeting of shareholders.

•	Messrs. Maitland and Dalmaso, as Class II Trustees, are expected to stand for re-election at the Fund’s 2009 annual meeting of shareholders.

•	Messrs. Seizert, Medina and Barnes, as Class III Trustees, are expected to stand for re-election at the Fund’s 2007 annual meeting of shareholders.

**	The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.

†	Mr. Maitland is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Advent Capital Management, LLC, the Fund’s Investment Manager.

††	Mr. Dalmaso is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Claymore Advisors, LLC, the Fund’s Investment Adviser.

14 | SemiAnnual Report | April 30, 2007

LCM | Advent/Claymore Enhanced Growth & Income Fund | Supplemental Information (unaudited) continued

Officers

The Officers of the Advent/Claymore Enhanced Growth & Income Fund and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) Held with Registrant	Term of Office** and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations
Officers:

F. Barry Nelson Year of birth: 1943 Vice President	Since 2005	Co-Portfolio Manager, Advent Capital Management, LLC (2001-present). Prior to 2001, Mr. Nelson held the same position at Advent Capital Management, a division of Utendahl Capital.

Robert White Year of birth: 1965 Treasurer and Chief Financial Officer	Since 2005	Chief Financial Officer, Advent Capital Management, LLC (2005-present). Previously, Vice President, Client Service Manager, Goldman Sachs Prime Brokerage (1997-2005).

Rodd Baxter Year of birth: 1950 Secretary and Chief Compliance Officer	Since 2005	General Counsel, Advent Capital Management, LLC (2002-present). Formerly, Director and Senior Counsel, SG Cowen Securities Corp. (1998-2002).

Steven M. Hill 2455 Corporate West Drive Lisle, IL 60532 Year of birth: 1964 Assistant Treasurer	Since 2005	Senior Managing Director of Claymore Advisors, LLC and Claymore Securities, Inc. (2005-present). Formerly, Chief Financial Officer (2005-2006) of Claymore Group, Inc. Managing Director of Claymore Advisors, LLC and Claymore Securities, Inc. (2003-2005). Previously, Treasurer of Henderson Global Funds and Operations Manager of Henderson Global Investors (NA) Inc. (2002-2003); Managing Director, FrontPoint Partners LLC (2001-2002); Vice President, Nuveen Investments (1999-2001); Chief Financial Officer, Skyline Asset Management LP (1999); Vice President, Van Kampen Investments and Assistant Treasurer, Van Kampen mutual funds (1989-1999).

*	Address for all Officers unless otherwise noted: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

SemiAnnual Report | April 30, 2007 | 15

LCM | Advent/Claymore Enhanced Growth & Income Fund

Dividend Reinvestment Plan | (unaudited)

Unless the registered owner of common shares elects to receive cash by contacting The Bank of New York (the “Plan Administrator”), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, Attention: Stock Transfer Department, 101 Barclay 11W, New York, NY 10286; Phone Number: (866) 488-3559.

16 | SemiAnnual Report | April 30, 2007

LCM | Advent/Claymore Enhanced Growth & Income Fund

Investment Management Agreement and Investment Advisory Agreement Re-Approval | (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) contemplates that the Board of Trustees (the “Board”) of Advent/Claymore Enhanced Growth & Income Fund (the “Fund”), including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Trustees”), is required to annually review and re-approve the terms of the Fund’s existing investment management agreement and investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the investment management agreement (the “Management Agreement”) with Advent Capital Management, LLC (“Advent”) and the investment advisory agreement (the “Advisory Agreement”) with Claymore Advisors, LLC (“Claymore”), for the Fund.

More specifically, at a meeting held on March 13, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Advent and Claymore and the re-approval of the Management Agreement and the Advisory Agreement, respectively.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Advent and Claymore under the Management Agreement and the Advisory Agreement. The Board reviewed and analyzed the responses of Advent and Claymore to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees which included, among other things, information about the background and experience of the senior management and the expertise of, and amount of attention devoted to the Fund by, personnel of Advent and Claymore. In this regard, the Board specifically reviewed the qualifications, background and responsibilities of the officers primarily responsible for day-to-day portfolio management services for the Fund.

The Board evaluated the ability of Advent and Claymore, including their resources, reputation and other attributes, to attract and retain highly qualified investment professionals, including research, advisory and supervisory personnel. In this connection, the Board considered information regarding the compensation structures for the personnel of Advent and Claymore involved in the management of the Fund.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment management and advisory services provided to the Fund by Advent and Claymore.

Fund Performance and Expenses

The Board considered the most recent one-year, three-month and year-to-date performance results for the Fund. It also considered these results in comparison to the performance results of a group of other closed-end funds that were determined to be the most similar to the Fund (a“Peer Group”).

The Board received and considered statistical information regarding the Fund’s total expense ratio (based on net assets applicable to common shares) and its various components. It also considered comparisons of these expenses to the expense information for the Fund’s Peer Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Management Agreement and Advisory Agreement of the Fund.

Investment Management Fee Rates

The Board reviewed and considered the contractual investment management fee rate and the investment advisory fee rate for the Fund (collectively, the “Management Rates”) payable by the Fund to Advent and Claymore for investment management and advisory services. In addition, the Board reviewed and considered all fee waiver arrangements applicable to the Management Rates and considered the Management Rates after taking all applicable waivers into account (the “Net Management Rates”).

Additionally, the Board received and considered information comparing the Management Rates (on a stand-alone basis exclusive of service fee/administrative fee rates) with those of the other funds in the Peer Group. The Board concluded that the fees were fair and equitable based on relevant factors, including the Fund’s performance results and total expenses ranking relative to its Peer Group.

Profitability

The Board received and considered an estimated profitability analysis of Advent and Claymore based on the Net Management Rates. The Board concluded that, in light of the costs of providing investment management and investment advisory services to the Fund, the profits and other ancillary benefits that Advent and Claymore received with regard to providing these services to the Fund were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board concluded that the opportunity to benefit from economies of scale were diminished in the context of closed-end funds.

Information about Services to Other Clients

The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Advent and Claymore to their other clients.

After considering the above-described factors and based on the deliberations and its evaluation of the information provided to it, the Board concluded that re-approval of the Management Agreement and the Advisory Agreement was in the best interest of the Fund and its shareholders.

SemiAnnual Report | April 30, 2007 | 17

LCM | Advent/Claymore Enhanced Growth & Income Fund

Fund Information |

Board of Trustees

Randall C. Barnes

Daniel Black

Nicholas Dalmaso*

Tracy V. Maitland*

Chairman

Derek Medina

Ronald A. Nyberg

Gerald L. Seizert

Michael A. Smart

Officers

Tracy V. Maitland

Chief Executive Officer

F. Barry Nelson

Vice President

Robert White

Treasurer and Chief Financial Officer

Steven M. Hill

Assistant Treasurer

Rodd Baxter

Secretary and Chief Compliance Officer

Investment Manager

Advent Capital Management, LLC

New York, New York

Investment Adviser

Claymore Advisors, LLC

Lisle, Illinois

Administrator, Custodian and Transfer Agent

The Bank of New York

New York, New York

Legal Counsel

Skadden, Arps, Slate,

Meagher & Flom LLP

New York, New York

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

New York, New York

*	Trustee is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended.

Privacy Principles of the Fund

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund’s investment adviser and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Advent/Claymore Enhanced Growth & Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.

•	If you have physical possession of your shares in certificate form, contact the Fund’s Administrator, Custodian and Transfer Agent:

The Bank of New York, 101 Barclay 11W, New York, NY 10286; (866) 488-3559.

This report is sent to shareholders of Advent/Claymore Enhanced Growth & Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 345-7999 or on the Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (800) 345-7999 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.adventclaymore.com.

In October 2006, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

18 | SemiAnnual Report | April 30, 2007

Advent Capital Management, LLC
1065 Avenue of the Americas
New York, New York 10018

LCM
LISTED
NYSE

LCM-SAR-0407

Item 2.	Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for a semi-annual reporting period.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for a semi-annual reporting period.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Name: Tracy V. Maitland
Title: President and Chief Executive Officer
Date: July 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Name: Tracy V. Maitland
Title: President and Chief Executive Officer
Date: July 9, 2007

By:	/s/ Robert White
Name: Robert White
Title: Treasurer and Chief Financial Officer
Date: July 9, 2007